Other disclosures - Risk Management and Principal Risks - Contractural maturity of financial liabilities - undiscounted (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	£ 262,876	£ 244,717
Cash collateral and settlement balances, undiscounted	79,047	85,549
Repurchase agreements and other similar secured lending, undiscounted	12,986	10,519
Debt securities in issue, undiscounted	48,929	29,770
Subordinated liabilities, undiscounted	35,380	36,583
Trading portfolio liabilities, undiscounted	53,291	46,139
Financial liabilities designated at fair value, undiscounted	260,044	257,471
Derivative financial instruments, undiscounted	256,637	300,631
Other financial liabilities, undiscounted	4,687	2,943
Total financial liabilities, undiscounted cash flows	1,013,877	1,014,322
On demand
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	201,501	181,455
Cash collateral and settlement balances, undiscounted	2,951	1,944
Repurchase agreements and other similar secured lending, undiscounted	20	4
Debt securities in issue, undiscounted	0	0
Subordinated liabilities, undiscounted	0	0
Trading portfolio liabilities, undiscounted	53,291	46,139
Financial liabilities designated at fair value, undiscounted	14,342	15,555
Derivative financial instruments, undiscounted	255,471	299,637
Other financial liabilities, undiscounted	87	70
Total financial liabilities, undiscounted cash flows	527,663	544,804
Not more than three months
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	41,632	39,409
Cash collateral and settlement balances, undiscounted	76,096	83,605
Repurchase agreements and other similar secured lending, undiscounted	5,022	2,545
Debt securities in issue, undiscounted	18,293	12,226
Subordinated liabilities, undiscounted	1,061	3,716
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	158,273	172,282
Derivative financial instruments, undiscounted	4	4
Other financial liabilities, undiscounted	3,658	2,076
Total financial liabilities, undiscounted cash flows	304,039	315,863
Over three months but not more than six months
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	12,380	13,975
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	12,168	3,818
Subordinated liabilities, undiscounted	0	3,342
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	17,096	8,684
Derivative financial instruments, undiscounted	22	50
Other financial liabilities, undiscounted	19	19
Total financial liabilities, undiscounted cash flows	41,685	29,888
Over six months but not more than one year
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	4,818	5,949
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	9,075	5,629
Subordinated liabilities, undiscounted	1,404	703
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	14,557	7,998
Derivative financial instruments, undiscounted	2	0
Other financial liabilities, undiscounted	38	39
Total financial liabilities, undiscounted cash flows	29,894	20,318
Over one year but not more than three years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	996	1,686
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	7,798	3,729
Debt securities in issue, undiscounted	3,879	2,799
Subordinated liabilities, undiscounted	9,328	8,845
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	17,440	15,599
Derivative financial instruments, undiscounted	276	133
Other financial liabilities, undiscounted	526	313
Total financial liabilities, undiscounted cash flows	40,243	33,104
Over three years but not more than five years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	240	600
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	4,087
Debt securities in issue, undiscounted	1,832	2,923
Subordinated liabilities, undiscounted	5,917	6,555
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	8,865	8,586
Derivative financial instruments, undiscounted	291	175
Other financial liabilities, undiscounted	122	113
Total financial liabilities, undiscounted cash flows	17,267	23,039
Over five years but not more than ten years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	1,048	1,258
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	0	0
Debt securities in issue, undiscounted	2,938	2,098
Subordinated liabilities, undiscounted	8,918	6,922
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	7,949	8,369
Derivative financial instruments, undiscounted	122	190
Other financial liabilities, undiscounted	208	227
Total financial liabilities, undiscounted cash flows	21,183	19,064
Over ten years
Disclosure of financial liabilities [line items]
Deposits at amortised cost, undiscounted	261	385
Cash collateral and settlement balances, undiscounted	0	0
Repurchase agreements and other similar secured lending, undiscounted	146	154
Debt securities in issue, undiscounted	744	277
Subordinated liabilities, undiscounted	8,752	6,500
Trading portfolio liabilities, undiscounted	0	0
Financial liabilities designated at fair value, undiscounted	21,522	20,398
Derivative financial instruments, undiscounted	449	442
Other financial liabilities, undiscounted	29	86
Total financial liabilities, undiscounted cash flows	£ 31,903	£ 28,242